Label	Element	Value
QQQ Plus Bond Alpha Portfolio
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	QQQ® Plus Bond Alpha Portfolio
Objective [Heading]	oef_ObjectiveHeading	Investment Goal
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock	This Fund seeks capital appreciation.
Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 30, 2026
Other Expenses, New Fund, Based on Estimates [Text]	oef_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	oef_ExpenseExampleHeading	Examples
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock
The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver and the expense reimbursement (expense limitation), which are only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.
These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Expense Example by, Year, Caption [Text]	oef_ExpenseExampleByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example, No Redemption, By Year, Caption [Text]	oef_ExpenseExampleNoRedemptionByYearCaption	Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock
The Fund buys and sells securities (or “turns over” its holdings). This Fund is new and does not yet have a turnover rate. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock
Under normal circumstances, this Fund invests at least 80% of its assets in a combination of (1) derivatives that provide exposure to the Nasdaq-100 Index and/or the Nasdaq-100 Total Return Index (the “Nasdaq-100 Indices”) and (2) bonds.
Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser of the Fund, manages the “QQQ” portion of the Fund while Fidelity Diversifying Solutions LLC (“FDS”) manages the bond portion of the Fund as sub-adviser to that portion of the Fund.
QQQ portion:
The term “QQQ” in the Fund’s name refers to derivative investments used to gain exposure to the Nasdaq-100 Indices, large-cap growth equity indices designed to track the performance of 100 of the largest domestic and international non-financial companies listed on the Nasdaq® Stock Market based upon market capitalization.
For the QQQ portion of the Fund, PLFA seeks to gain exposure to the Nasdaq-100 Indices using derivatives in a notional amount (i.e., the face value amount of a derivatives contract) approximately equal to the Fund’s net assets. Because fewer assets are generally required to gain investment exposure using derivatives than with securities directly, PLFA allocates the remaining assets to the bond portion of the Fund.
These derivatives are total return swap agreements and futures contracts. Using derivatives such as total return swaps and futures contracts is a way to obtain the return of the Nasdaq-100 Indices that is the economic equivalent of, but does not involve investing in, all of the securities in those indices.
In seeking to gain exposure to the Nasdaq-100 Indices through the use of derivatives, this portion of the Fund will in turn be exposed to the same groups of industries/sectors in the same manner as the Nasdaq-100 Indices, which may include a significant percentage to a single sector. Based upon the current composition of the Nasdaq-100 Indices, it is anticipated that this portion of the Fund will be significantly represented by securities of companies in the Technology sector. The exposure of this portion of the Fund to sectors is likely to change over time as the composition of the Nasdaq-100 Indices changes over time.
This portion of the Fund will not concentrate, except to the same approximate extent as the Nasdaq-100 Indices may concentrate, in the securities of a particular industry or group of industries (also known as a sector). This portion of the Fund may become non-diversified, as defined under the Investment Company Act of 1940, as amended (the “1940 Act”), solely as a result of a change in relative market capitalization or index weighting of one or more constituents of the Nasdaq-100 Indices.
Bond portion:
The term “bond” in the Fund’s name refers to debt securities and derivatives that provide exposure to debt securities.
The bond portion of the Fund will be managed by FDS to seek to contribute to returns in excess of the Nasdaq-100 Indices returns (or “alpha”), to earn income to offset the cost of the Fund’s derivatives investments, and to maintain collateral for the Fund’s derivatives exposure.
This portion of the Fund will be invested primarily in investment grade debt securities, including U.S. debt and U.S. dollar-denominated debt issued by foreign entities in developed markets, and repurchase agreements for those securities. Under normal circumstances, this portion of the Fund is expected to maintain an average credit quality of A- or higher and a weighted average duration that is between 0 and 2.75 years. Duration is often used to measure a bond’s sensitivity to interest rates. The longer this portion of the Fund’s duration, the more sensitive it is to interest rate risk. The shorter this portion of the Fund’s duration, the less sensitive it is to interest rate risk.
When selecting investments for this portion of the Fund, FDS evaluates sectors of the bond market and individual securities within these sectors. FDS selects U.S. dollar-denominated bonds from several sectors including: U.S. and foreign developed market government securities (including agencies); investment grade corporate bonds; mortgage-related securities; asset-backed securities; and cash equivalents.
In addition, FDS may use derivatives, including buying or selling options or futures contracts on a debt security or an index of debt securities, or entering into credit default swaps and interest rate swaps, including options thereon (i.e., swaptions), primarily to manage risks of the debt security investments by increasing or decreasing the exposure to risk factors associated with those investments or as a substitute for investing in the debt securities directly. For example, FDS could use U.S. Treasury futures contracts to manage interest rate risk or credit default swaps to manage credit risk of corporate bonds or gain exposure to debt security investments in a certain sector.
This portion of the Fund may also invest in debt securities issued pursuant to Rule 144A under the Securities Act of 1933 (“Rule 144A securities”).
FDS may purchase or sell investments for this portion of the Fund for a variety of reasons, such as to adjust the Fund’s average maturity, duration, or credit quality or to shift assets into and out of higher yielding or lower yielding securities or different sectors.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock
The Fund is expected to commence operations on or about October 15, 2024 and does not have a full calendar year of performance. Thus, a performance bar chart and table are not included for the Fund. A performance bar chart and table will be included for the Fund once the Fund has a full calendar year of performance, which will provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index.

Performance One Year or Less [Text]	oef_PerformanceOneYearOrLess	The Fund is expected to commence operations on or about October 15, 2024 and does not have a full calendar year of performance.
QQQ Plus Bond Alpha Portfolio | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund, the value of the Fund’s investments, and therefore the value of your shares, may go up or down and you could lose money.
QQQ Plus Bond Alpha Portfolio | Risk Not Insured [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
QQQ Plus Bond Alpha Portfolio | Equity Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Equity Securities Risk: Equity securities tend to go up and down in value, sometimes rapidly and unpredictably.
QQQ Plus Bond Alpha Portfolio | Large-Capitalization Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Large-Capitalization Companies Risk: Although large-capitalization companies tend to have more stable prices than smaller, less established companies, they are still subject to equity securities risk. In addition, large-capitalization equity security prices may not rise as much as prices of equity securities of small-capitalization companies.
QQQ Plus Bond Alpha Portfolio | Growth Companies Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Growth Companies Risk: Growth companies are those that a portfolio manager believes have the potential for above average or rapid growth but may be subject to greater price volatility than investments in “undervalued” companies.
QQQ Plus Bond Alpha Portfolio | Technology Sector Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Technology Sector Risk: Companies in the Technology sector face a number of risks, including operating in rapidly changing fields, abrupt or erratic market movements, limited product lines, markets or financial resources, management that is dependent on a limited number of people, short product cycles, aggressive pricing of products and services, new market entrants and rapid obsolescence of products and services due to technological innovations or changing consumer preferences. In addition, many U.S. companies in the Technology sector have diverse operations, with products or services in foreign markets, exposing them to risks associated with foreign markets.
QQQ Plus Bond Alpha Portfolio | Industry Concentration Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Industry Concentration Risk: Concentrating investments in a particular industry or group of industries makes the Fund more susceptible to adverse economic, business, regulatory or other developments affecting that industry or group of industries, which could negatively impact performance.
QQQ Plus Bond Alpha Portfolio | Risk Nondiversified Status [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Non-Diversification Risk: In seeking to gain exposure to the performance of the Nasdaq-100 Indices, the Fund may have exposure to a greater percentage of its assets in a single issuer or a fewer number of issuers than a fund that is classified as diversified. As a result, the Fund may become non-diversified under the 1940 Act. This increases the risk that the Fund will have greater price swings over shorter periods of time because the poor performance of a single investment or a fewer number of investments will have a greater impact on the Fund than a diversified fund with more investments.
QQQ Plus Bond Alpha Portfolio | Debt Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Debt Securities Risk: Debt securities and other debt instruments are subject to many risks, including interest rate risk and credit risk, which may affect their value.
QQQ Plus Bond Alpha Portfolio | Credit Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Credit Risk: An issuer or guarantor of a debt instrument might be unable or unwilling to meet its financial obligations and might not make interest or principal payments on an instrument when those payments are due (“default”). The risk of a default is higher for debt instruments that are non-investment grade and lower for debt instruments that are of higher quality. Defaults may potentially reduce the Fund’s income or ability to recover amounts due and may reduce the value of the debt instrument, sometimes dramatically.
QQQ Plus Bond Alpha Portfolio | Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Interest Rate Risk: When interest rates rise, the value of debt investments will generally decrease. The Fund may be subject to heightened levels of interest rate risk because the Federal Reserve has raised, and may continue to raise, interest rates. During periods when interest rates are low or there are negative interest rates, the Fund’s yield (and total return) also may be low and the Fund may experience low or negative returns. Debt instruments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt instruments with shorter durations or floating or adjustable interest rates.
QQQ Plus Bond Alpha Portfolio | Foreign (Non-U.S.) Markets Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Foreign (Non-U.S.) Markets Risk: Investing in foreign issuers (companies or other entities) can involve more risks than investing in U.S. issuers, such as risks relating to market, economic, political, regulatory and geopolitical conditions relevant to that market. These factors can make investments in foreign issuers more volatile and less liquid than U.S. investments. Less stringent regulatory, accounting, and disclosure requirements and general supervision for issuers and markets are more common in certain foreign countries. Enforcing legal rights can be difficult, costly, and slow in certain foreign countries, and can be particularly difficult against foreign governments. In addition, foreign markets can react differently to these conditions than the U.S. market. Markets and economies throughout the world are becoming increasingly interconnected, and conditions or events in one market, country or region may adversely impact investments or issuers in, or foreign exchange rates with, another market, country or region.
QQQ Plus Bond Alpha Portfolio | Mortgage-Related and Other Asset-Backed Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Mortgage-Related and Other Asset-Backed Securities Risk: Mortgage-related and other asset-backed securities are subject to certain risks affecting the housing market or the market for the assets underlying such securities. These securities are also subject to extension risk (the risk that rising interest rates extend the duration of fixed mortgage-related and other asset-backed securities, making them more sensitive to changes in interest rates), interest rate risk (the risk that rising interest rates will cause a decline in the value of a fixed income security), subprime risk (the risk that these securities have exposure to borrowers with lower credit risk, increasing potential default), prepayment risk (when interest rates decline, borrowers may pay off their mortgages sooner than expected which can reduce the Fund’s returns because the Fund may have to reinvest its assets at lower interest rates), call risk (similar to prepayment risk, an issuer may pay its obligations under a security sooner than expected), U.S. government securities risk (securities backed by different U.S. government agencies are subject to varying levels of credit rating risk), issuer risk (the risk that a private issuer cannot meet its obligations) and stripped mortgage-related securities risk (these securities are particularly sensitive to changes in interest rates).
QQQ Plus Bond Alpha Portfolio | U.S. Government Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	U.S. Government Securities Risk: Not all U.S. government securities are backed or guaranteed by the U.S. government and different U.S. government securities are subject to varying degrees of credit risk. There is a risk that the U.S. government will not make timely payments on its debt or provide financial support to U.S. government agencies, instrumentalities or sponsored enterprises if those entities are not able to meet their financial obligations.
QQQ Plus Bond Alpha Portfolio | Restricted Securities Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Restricted Securities Risk: Unless registered for sale to the public under applicable federal securities law, restricted securities such as those issued pursuant to Rule 144A can be sold only in private transactions to qualified purchasers pursuant to an exemption from registration. The sale price realized from a private transaction could be less than the Fund’s purchase price for the restricted security. It may be difficult to identify a qualified purchaser for a restricted security held by the Fund and such security could be deemed illiquid. It may also be more difficult to value such securities.
QQQ Plus Bond Alpha Portfolio | Swap Agreements Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Swap Agreements Risk: Swap agreements are derivative contracts where the parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, an amount invested in a particular “basket” of securities representing a certain index. As a derivative, it is subject to derivatives risk, including counterparty risk. Although certain standard swap agreements are centrally cleared through an exchange, which is expected to decrease counterparty risk and increase liquidity compared to swaps that are privately negotiated, central clearing does not eliminate these risks. In addition, the Fund’s use of total return swaps is subject to market risks based upon changes in the value of the underlying index or reference instrument.
QQQ Plus Bond Alpha Portfolio | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Derivatives Risk: The use of futures contracts, options (FDS managed portion only) or swap agreements (each a type of derivative instrument) as a principal investment strategy subjects the Fund to a number of risks, including: counterparty risk, leverage risk, market risk, regulatory risk, liquidity and valuation risk, operational risk, correlation risk, legal risk and premium risk. Derivatives may be riskier than other types of investments and may increase the Fund’s volatility and risk of loss.
QQQ Plus Bond Alpha Portfolio | Leverage Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Leverage Risk: The Fund may invest in futures contracts, options (FDS managed portion only) or swap agreements as a principal investment strategy. These derivative investments give rise to a form of leverage. Leverage is investment exposure that exceeds the initial amount invested. The loss on a leveraged investment may far exceed the Fund’s principal amount invested. Leverage can magnify the Fund’s gains and losses and therefore increase its volatility.
QQQ Plus Bond Alpha Portfolio | Active Management Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Active Management Risk: A portfolio manager’s judgments about the potential value or price appreciation of an investment may prove to be incorrect or fail to have the intended results, which could negatively impact the Fund’s performance.
QQQ Plus Bond Alpha Portfolio | Class I
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.20%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.36%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.01%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.66%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 67
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 287
QQQ Plus Bond Alpha Portfolio | Class P
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.00%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.36%	[1]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.81%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.35%)	[2],[3]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.46%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 47
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 224

[1]	“Other Expenses” are based on estimated amounts for the current fiscal year.
[2]	The investment adviser has agreed to limit certain “Other Expenses” incurred by the Fund that exceed an annual rate of 0.10% through April 30, 2026. This agreement will automatically renew for successive one-year terms unless the investment adviser provides written notice of the termination of the agreement at least 10 days prior to the beginning of the next one-year term. Prior to the renewal period, the investment adviser may not terminate this agreement without the approval of the Board of Trustees. The investment adviser may recoup from the Fund amounts reimbursed in future periods, not to exceed three years from the date on which the reimbursement took place, provided that the recoupment combined with certain “Other Expenses” would be limited to the lesser of: (i) the expense cap at the time of the reimbursement or (ii) the Fund’s then-current expense cap.
[3]	The investment adviser has agreed to waive 0.09% of its management fee through April 30, 2026. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.